Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale and Held-To-Maturity Securities (Detail) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		$ 81,627,719	$ 79,180,533	$ 72,953,379
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		7,810,009	3,667,435	6,572,785
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		440,303	2,113,500	314,379
Total fixed-maturity securities, available-for-sale, Fair value		88,997,425	80,734,468	79,211,785
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	72,586	7,774	14,782
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost		28	55	180,398
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		5,095	5,224	24,091
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0	0	0
Total fixed-maturity securities, held-to-maturity, Fair value		5,123	5,279	204,489
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	[1]	0	0	0
Equity securities amortized cost		330,832	71,005	6,180
Equity securities fair value		354,618	68,611	6,226
Available for sale and held-to-maturity securities, Amortized cost or cost		81,958,579	79,251,593	73,139,957
Available for sale and held-to-maturity securities, gross unrealized gains		7,838,890	3,672,659	6,596,922
Available for sale and held-to-maturity securities, gross unrealized losses		440,303	2,115,894	314,379
Available for sale and held-to-maturity securities, fair value		89,357,166	80,808,358	79,422,500
Available for sale and held-to-maturity securities, OTTI in accumulated other comprehensive income	[1]	72,586	7,774	14,782
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		1,313,602	1,682,642	1,127,783
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		99,522	78,089	105,433
Total fixed-maturity securities, available-for-sale, Gross unrealized losses			5,407	262
Total fixed-maturity securities, available-for-sale, Fair value		1,413,124	1,755,324	1,232,954
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	8,799	653
Agencies not backed by the full faith and credit of the U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		8,771	10,474	130,703
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		598	91	14,671
Total fixed-maturity securities, available-for-sale, Gross unrealized losses			51	24
Total fixed-maturity securities, available-for-sale, Fair value		9,369	10,514	145,350
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		8,992,624	8,533,503	6,718,229
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		1,331,766	514,459	824,806
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		5,345	49,428	2,093
Total fixed-maturity securities, available-for-sale, Fair value		10,319,045	8,998,534	7,540,942
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		282,710	269,608	308,633
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		19,103	9,675	13,505
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		1,062	7,116	10,463
Total fixed-maturity securities, available-for-sale, Fair value		300,751	272,167	311,675
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost			5,798,475	5,482,698
Total fixed-maturity securities, available-for-sale, Gross unrealized gains			480,099	851,165
Total fixed-maturity securities, available-for-sale, Gross unrealized losses			56,376	5,614
Total fixed-maturity securities, available-for-sale, Fair value			6,222,198	6,328,249
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]		189	484
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		59,342,004	50,603,848	45,725,053
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		5,777,333	2,275,966	4,067,245
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		430,123	1,933,329	294,841
Total fixed-maturity securities, available-for-sale, Fair value		64,689,214	50,946,485	49,497,457
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	51,930	(4,640)	2,579
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost		28	55	82
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		5	10	15
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0	0	0
Total fixed-maturity securities, held-to-maturity, Fair value		33	65	97
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	[1]	0	0	0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		11,549,258	12,263,037	13,415,946
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		564,982	296,408	682,880
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		3,773	61,646	929
Total fixed-maturity securities, available-for-sale, Fair value		12,110,467	12,497,799	14,097,897
Collateralized mortgage obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		129,002	9,208	10,697
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		4,632	1,075	1,335
Total fixed-maturity securities, available-for-sale, Fair value		133,634	10,283	12,032
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		9,748	9,738	33,637
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		12,073	11,573	11,745
Total fixed-maturity securities, available-for-sale, Gross unrealized losses			147	153
Total fixed-maturity securities, available-for-sale, Fair value		21,821	21,164	45,229
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	11,857	11,572	11,719
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost				180,316
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		5,090	5,214	24,076
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0	0	0
Total fixed-maturity securities, held-to-maturity, Fair value		5,090	5,214	204,392
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	[1]	0	0	0
Common stock
Schedule of Available-for-sale Securities [Line Items]
Equity securities amortized cost		330,832	71,005	6,180
Equity securities gross unrealized gain		23,786		46
Equity securities gross unrealized losses			2,394
Equity securities fair value		$ 354,618	68,611	$ 6,226
Corporate Debt Securities Public
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost			56,402,323
Total fixed-maturity securities, available-for-sale, Gross unrealized gains			2,756,065
Total fixed-maturity securities, available-for-sale, Gross unrealized losses			1,989,705
Total fixed-maturity securities, available-for-sale, Fair value			57,168,683
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]		$ (4,451)

[1]	(1) The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.